Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.99757%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,202,311.89

Principal:
Principal Collections	$33,371,688.07
Prepayments in Full	$13,409,254.37
Liquidation Proceeds	$201,083.96
Recoveries	$4,034.89
Sub Total	$46,986,061.29
Collections	$53,188,373.18

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,188,373.18

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,188,373.18
Servicing Fee	$1,289,028.71	$1,289,028.71	$0.00	$0.00	$51,899,344.47
Interest - Class A-1 Notes	$776,588.99	$776,588.99	$0.00	$0.00	$51,122,755.48
Interest - Class A-2a Notes	$1,080,000.00	$1,080,000.00	$0.00	$0.00	$50,042,755.48
Interest - Class A-2b Notes	$1,020,337.21	$1,020,337.21	$0.00	$0.00	$49,022,418.27
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$47,173,959.94
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$46,899,959.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,899,959.94
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$46,726,269.94
Second Priority Principal Payment	$2,311,229.95	$2,311,229.95	$0.00	$0.00	$44,415,039.99
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,415,039.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,415,039.99
Regular Principal Payment	$187,023,753.65	$44,415,039.99	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,188,373.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,311,229.95
Regular Principal Payment					$44,415,039.99
Total					$46,726,269.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,726,269.94	$141.59	$776,588.99	$2.35	$47,502,858.93	$143.94
Class A-2a Notes	$0.00	$0.00	$1,080,000.00	$3.60	$1,080,000.00	$3.60
Class A-2b Notes	$0.00	$0.00	$1,020,337.21	$4.16	$1,020,337.21	$4.16
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,726,269.94	$29.59	$5,173,074.53	$3.28	$51,899,344.47	$32.87

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$189,334,983.60	0.5737424	$142,608,713.66	0.4321476
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,438,274,983.60	0.9109117	$1,391,548,713.66	0.8813183

Pool Information
Weighted Average APR	4.748%	4.754%
Weighted Average Remaining Term	54.75	53.97
Number of Receivables Outstanding	41,026	40,350
Pool Balance	$1,546,834,447.17	$1,499,581,718.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,448,090,741.04	$1,404,393,753.65
Pool Factor	0.9159396	0.8879595

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$95,187,964.70
Targeted Overcollateralization Amount	$126,766,922.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,033,004.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$270,702.42
(Recoveries)		4	$4,034.89
Net Loss for Current Collection Period			$266,667.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2069%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0231%
Prior Collection Period			0.2581%
Current Collection Period			0.2101%
Four Month Average (Current and Prior Three Collection Periods)			0.1229%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		203	$645,041.09
(Cumulative Recoveries)			$9,336.98
Cumulative Net Loss for All Collection Periods			$635,704.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0376%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,177.54
Average Net Loss for Receivables that have experienced a Realized Loss			$3,131.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.61%	201	$9,079,287.66
61-90 Days Delinquent	0.06%	22	$930,349.18
91-120 Days Delinquent	0.03%	10	$472,522.80
Over 120 Days Delinquent	0.00%	1	$33,005.67
Total Delinquent Receivables	0.70%	234	$10,515,165.31

Repossession Inventory:
Repossessed in the Current Collection Period		9	$432,651.74
Total Repossessed Inventory		13	$615,315.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0288%
Prior Collection Period			0.0634%
Current Collection Period			0.0818%
Three Month Average			0.0580%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0958%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	149	$7,004,877.67
2 Months Extended	153	$7,503,043.08
3+ Months Extended	11	$349,397.39

Total Receivables Extended	313	$14,857,318.14
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer